Other liabilities	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Risk and Uncertainty [Line Items]
Other Liabilities	Other liabilities
Other liabilities consist of non-monetary balances from an investment account that was separately managed by Baron Capital specifically for the Plan. Active investment in this account was discontinued in August 2024. Other liabilities as of December 31, 2025 and 2024 relate to outstanding amounts associated with this investment account.